SCHEDULE OF FOREIGN EXCHANGE RISK (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)
Non monetary assets			$ 89,418,825		$ 16,512,887
Net monetary assets change in currency percentage			10.00%		10.00%
Net monetary assets Effect on after tax loss	$ 2,351,191	$ (87,168)	$ 12,550,215	$ 5,045,723	$ 2,267,191	$ (104,408)
Net monetary liabilities			$ (294,946)		$ (212,622)
Net monetary liabilities change in currency percentage			10.00%		10.00%
Net monetary liabilities effect on after tax loss			$ (41,912)		$ (29,008)